Income Taxes - Reconciliation of the Total Estimated Liability Associated With Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Income Taxes
Liability, beginning of year	$ 7,354	$ 8,393
Gross increases - current period	640	333
Lapsing due to statutes of limitations	(1,874)	(1,372)
Liability, end of year	$ 6,120	$ 7,354